Other Results - Summary of Other Results (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Other Results [Line Items]
Interest income from financial instruments	$ 8,423	$ 7,430	$ 19,506	$ 21,345
Fair value gains of financial assets at FVPL	1,995	(95)	14,250	33,494
Finance income	10,418	7,335	33,756	54,839
Finance expense related to derivative financial instruments	(1,497)	(3,970)	(5,088)	(15,009)
Other finance expense	(2,474)	(13,406)	(18,955)	(21,440)
Interest charges for lease liabilities	(64)	(44)	(146)	(131)
Finance costs	(4,035)	(17,420)	(24,189)	(36,580)
Inflation adjustment	(794)	(1,954)	(2,663)	(6,263)
Other results	$ 5,589	$ (12,039)	$ 6,904	$ 11,996